Fair Value Measurements - Schedule of quantitative information regarding Level 3 fair value measurements inputs (Detail) - Fair Value, Inputs, Level 3 [Member] - $ / shares	1 Months Ended	3 Months Ended	7 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Stock price (in Dollars per share)	$ 9.81	$ 9.97	$ 10.54
Term	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free rate	0.32%	0.96%	0.43%
Dividend yield	0.00%	0.00%	0.00%
Public Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	22.50%
Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	27.70%	30.40%	30.30%